UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management
                                          276 Post Road West,
                                          Westport, CT 06880

                                 13F File Number:
                                                 -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:


/s/ Matt Greenberg                       Westport, CT           1/15/03

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           none

Form 13F Information Table Entry Total:       52

Form 13F Information Table Value Total:   88,126,000

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

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

FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCAN ALUMINUM LTD             COM              013716105    1948    66000   SH       SOLE                             66000
ALCOA INC COM                  COM              013817101    2346   103004   SH       SOLE                            103004
ANADARKO PETROLEUM CORP        COM              032511107    2114    44137   SH       SOLE                             44137
AON CORP                       COM              037389103    1534    81200   SH       SOLE                             81200
BEAR STEARNS COS               COM              073902108    1533    25804   SH       SOLE                             25804
BIOGEN INC                     COM              090597105     601    15000   SH       SOLE                             15000
BORGWARNER INC                 COM              099724106     388     7700   SH       SOLE                              7700
BROOKLINE BANCORP              COM              11373M107     665    55900   SH       SOLE                             55900
CABOT CORP                     COM              127055101     446    16800   SH       SOLE                             16800
CENTEX CORP                    COM              152312104    1807    36000   SH       SOLE                             36000
CHARTER ONE FINANCIAL          COM              160903100    1694    58946   SH       SOLE                             58946
CHEVRONTEXACO CORPORATION      COM              166764100    2253    33890   SH       SOLE                             33890
CHUBB CORP                     COM              171232101     606    11600   SH       SOLE                             11600
CITIGROUP INC                  COM              172967101    3764   106968   SH       SOLE                            106968
DEERE & CO                     COM              244199105    3975    86700   SH       SOLE                             86700
DOW CHEMICAL                   COM              260543103    2884    97100   SH       SOLE                             97100
DR HORTON INC                  COM              23331A109     791    45607   SH       SOLE                             45607
ENCANA CORP                    COM              292505104    2162    69520   SH       SOLE                             69520
FEDERATED INVESTORS INC        COM              314211103     376    14835   SH       SOLE                             14835
FLEMING COMPANIES INC          COM              339130106     244    37200   SH       SOLE                             37200
FRANKLIN RESOURCES INC         COM              354613101    2028    59500   SH       SOLE                             59500
GENERAL DYNAMICS               COM              369550108     778     9800   SH       SOLE                              9800
HARTFORD FINANCIAL             COM              416515104    2993    65874   SH       SOLE                             65874
HEALTH NET INC                 COM              42222G108    2286    86600   SH       SOLE                             86600
HOME DEPOT INC                 COM              437076102     479    20000   SH       SOLE                             20000
HSBC HOLDINGS PLS spon ADR     COM              404280406    1622    29500   SH       SOLE                             29500
IBM CORPORATION                COM              459200101    2915    37614   SH       SOLE                             37614
IDT CORP CL B                  COM              448947309    2430   156700   SH       SOLE                            156700
INTERNATIONAL PAPER            COM              460146103    2514    71900   SH       SOLE                             71900
INVITROGEN CORP                COM              46185R100    1267    40500   SH       SOLE                             40500
J.P. MORGAN CHASE & CO         COM              46625H100     281    11700   SH       SOLE                             11700
KIMBERLY- CLARK CORP           COM              494368103    2036    42900   SH       SOLE                             42900
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     847    15900   SH       SOLE                             15900
LIMITED BRANDS                 COM              532716107    1751   125700   SH       SOLE                            125700
LINCOLN NATIONAL CORP          COM              534187109    1178    37300   SH       SOLE                             37300
MARSH & MCLENNAN COS INC       COM              571748102    4510    97600   SH       SOLE                             97600
MBNA CORP                      COM              55262L100     437    23000   SH       SOLE                             23000
MELLON FINANCIAL CORP          COM              58551A108    2324    89000   SH       SOLE                             89000
MONSANTO CO                    COM              61166W101    2618   136000   SH       SOLE                            136000
MORGAN STANLEY                 COM              617446448    1082    27100   SH       SOLE                             27100
NAVISTAR INTL CORP             COM              63934E108    1685    69296   SH       SOLE                             69296
NORTHROP GRUMMAN CORP          COM              666807102    3085    31800   SH       SOLE                             31800
OLIN CORP                      COM              680665205    1177    75700   SH       SOLE                             75700
RYDER SYSTEM INC               COM              783549108     269    12000   SH       SOLE                             12000
SEARS ROEBUCK & CO             COM              812387108    1746    72900   SH       SOLE                             72900
ST PAUL COS                    COM              792860108    1754    51500   SH       SOLE                             51500
TOYS R US INC                  COM              892335100    1536   153600   SH       SOLE                            153600
TYCO INTERNATIONAL LTD         COM              902124106    1326    77661   SH       SOLE                             77661
U.S. BANCORP                   COM              902973304    1850    87164   SH       SOLE                             87164
UNUMPROVIDENT CORP             COM              91529Y106    1118    63740   SH       SOLE                             63740
WEYERHAEUSER CO                COM              962166104    3046    61900   SH       SOLE                             61900
YUM! BRANDS INC                COM              988498101    1025    42300   SH       SOLE                             42300